RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	21 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Nov. 10, 2020	Sep. 30, 2020	Aug. 20, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption value per share of Class A common stock							$ 10.00
Minimum net tangible assets							$ 5,000,001
Number of units issued				23,156,000
Balance Sheet
Common stock subject to possible redemption	$ 236,191,200	$ 236,191,200	$ 236,191,200	$ 236,191,200	$ 236,191,200	$ 236,191,200	236,191,200	$ 224,400,000
Additional paid-in capital			0	0	0
Accumulated deficit	(47,320,699)	(25,665,059)	(34,596,260)	(34,596,260)	(34,596,260)	(47,320,699)	(47,143,789)	(29,119,658)
Accumulated deficit			(34,596,259)	(34,596,259)	(34,596,259)
Total Stockholders' Equity (Deficit)	(47,320,121)	(25,664,481)	(34,595,681)	(34,595,681)	(34,595,681)	(47,320,121)	(47,143,210)	(29,119,025)	$ 24,283	$ 0
Statement of Changes in Stockholders' Equity (Deficit)
Accretion for Class A common stock to redemption amount				$ (29,279,949)			29,280,003
Total Stockholders' Equity (Deficit)	$ (47,320,121)	$ (25,664,481)				$ (47,320,121)
Statement of Cash Flows
Initial classificiation of Class A common stock subject to possible redemption			236,191,200
Statement of Operations
Basic weighted average shares outstanding				5,601,728
Diluted weighted average shares outstanding				5,601,728
Basic net income (loss) per common stock				$ (0.21)
Diluted net income (loss) per common stock				$ (0.21)
Class A common stock subject to possible redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets			5,000,001	$ 5,000,001	5,000,001
Number of units issued				23,156,000
Balance Sheet
Common stock subject to possible redemption			236,191,200	$ 236,191,200	$ 236,191,200		$ 236,191,200
Statement of Operations
Basic weighted average shares outstanding	22,381,536	22,381,536		19,250,109	19,250,109	22,381,536
Diluted weighted average shares outstanding	22,381,536	22,381,536		19,250,109	19,250,109	22,381,536
Basic net income (loss) per common stock	$ (0.77)	$ 0.32		$ (0.21)		$ (0.45)
Diluted net income (loss) per common stock	$ (0.77)	$ 0.32		$ (0.21)		$ (0.45)
Non Redeemable Common Stock
Statement of Operations
Basic weighted average shares outstanding	5,789,000	5,789,000		7,018,311	5,601,728	5,789,000
Diluted weighted average shares outstanding	5,789,000	5,789,000			5,601,728	5,789,000
Basic net income (loss) per common stock	$ (0.77)			$ (0.76)	$ (0.96)	$ (0.45)
Diluted net income (loss) per common stock	$ (0.77)				$ (0.96)	$ (0.45)
As Previously Reported
Balance Sheet
Common stock subject to possible redemption	$ 183,871,069	$ 205,526,716	196,595,514	$ 196,595,514	$ 196,595,514	$ 183,871,069		190,280,971
Common stock	513	301	389	389	389	513		335
Additional paid-in capital	23,064,036	1,408,601	10,339,715	10,339,715	10,339,715	23,064,036		6,303,578
Accumulated deficit	(18,065,118)	3,590,522				(18,065,118)		(1,304,542)
Accumulated deficit			(5,340,678)	(5,340,678)	(5,340,678)
Total Stockholders' Equity (Deficit)	5,000,010	5,000,003	5,000,005	5,000,005	5,000,005	5,000,010		5,000,004
Statement of Changes in Stockholders' Equity (Deficit)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses				206,911,197
Common stock subject to redemption				196,595,514
Change in value of common stock subject to redemption	21,655,640
Total Stockholders' Equity (Deficit)	$ (25,664,481)	$ (34,595,681)				(25,664,481)
Statement of Cash Flows
Initial classificiation of Class A common stock subject to possible redemption			224,215,068			$ 8,931,202
As Previously Reported | Class A common stock subject to possible redemption
Balance Sheet
Common stock subject to possible redemption			196,595,514	196,595,514	196,595,514			190,280,971
Common stock			389	389	389			335
Additional paid-in capital			10,339,715	10,339,715	10,339,715			6,303,578
Accumulated deficit			(5,340,678)	(5,340,678)	(5,340,678)			(1,304,542)
Total Stockholders' Equity (Deficit)			5,000,005	5,000,005	$ 5,000,005			5,000,004
Statement of Operations
Basic weighted average shares outstanding	20,149,678	20,149,678			21,828,647	19,714,293
Diluted weighted average shares outstanding	20,149,678	20,149,678			21,828,647	19,714,293
As Previously Reported | Non Redeemable Common Stock
Statement of Operations
Basic weighted average shares outstanding	8,795,322	9,670,930			6,078,552	9,230,707
Diluted weighted average shares outstanding	8,795,322	9,670,930			6,078,552	9,230,707
Basic net income (loss) per common stock	$ (2.46)				$ (0.88)	$ (1.38)
Diluted net income (loss) per common stock	$ (2.46)				$ (0.88)	$ (1.38)
Adjustments
Balance Sheet
Common stock subject to possible redemption	$ 52,320,131	$ (30,664,484)	39,595,686	39,595,686	$ 39,595,686	$ 52,320,131		34,119,029
Common stock	(513)	(301)	(389)	(389)	(389)	(513)		(335)
Additional paid-in capital	(23,064,036)	(1,408,601)	(10,339,715)	(10,339,715)	(10,339,715)	(23,064,036)		(6,303,578)
Accumulated deficit	(29,255,581)	(29,255,581)				(29,255,581)		(27,815,116)
Accumulated deficit			(29,255,581)	(29,255,581)	(29,255,581)
Total Stockholders' Equity (Deficit)	(52,320,131)	(30,664,483)	(39,595,684)	(39,595,684)	(39,595,684)	(52,320,131)		(34,119,029)
Statement of Changes in Stockholders' Equity (Deficit)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses				(206,911,197)
Common stock subject to redemption				(196,595,514)
Change in value of common stock subject to redemption	(21,655,640)
Accretion for Class A common stock to redemption amount				(29,279,949)
Total Stockholders' Equity (Deficit)	$ (21,655,640)	$ 8,931,200				(21,655,640)
Statement of Cash Flows
Initial classificiation of Class A common stock subject to possible redemption			11,976,132			$ (8,931,202)
Adjustments | Class A common stock subject to possible redemption
Balance Sheet
Common stock subject to possible redemption			39,595,686	39,595,686	39,595,686			34,119,029
Common stock			(389)	(389)	(389)			(335)
Additional paid-in capital			(10,339,715)	(10,339,715)	(10,339,715)			(6,303,578)
Accumulated deficit			(29,255,581)	(29,255,581)	(29,255,581)			(27,815,116)
Total Stockholders' Equity (Deficit)			$ (39,595,684)	(39,595,684)	$ (39,595,684)			$ (34,119,029)
Statement of Changes in Stockholders' Equity (Deficit)
Accretion for Class A common stock to redemption amount				$ (29,279,949)
Statement of Operations
Basic weighted average shares outstanding	2,231,858	2,231,858			(2,578,538)	2,667,243
Diluted weighted average shares outstanding	2,231,858	2,231,858			(2,578,538)	2,667,243
Basic net income (loss) per common stock	$ (0.77)	$ 0.32				$ (0.45)
Diluted net income (loss) per common stock	$ (0.77)	$ 0.32				$ (0.45)
Adjustments | Non Redeemable Common Stock
Statement of Operations
Basic weighted average shares outstanding	(3,006,322)	(3,881,930)			(476,824)	(3,441,707)
Diluted weighted average shares outstanding	(3,006,322)	(3,881,930)			(476,824)	(3,441,707)
Basic net income (loss) per common stock	$ 1.69				$ (0.08)	$ 0.93
Diluted net income (loss) per common stock	$ 1.69				$ (0.08)	$ 0.93